Investments - Narrative (Details) $ in Millions, $ in Millions				12 Months Ended
	Oct. 08, 2024 CAD ($)	Apr. 24, 2023 CAD ($) MW	May 06, 2022 USD ($)	Dec. 31, 2024 CAD ($) MW	Dec. 31, 2023 CAD ($)	Feb. 01, 2022 CAD ($)
Investment [Line Items]
Contingent consideration payable				$ 81	$ 0
Investments				$ 159	138
EMG
Investment [Line Items]
Proportion of ownership interest in subsidiary				30.00%
Skookumchuck
Investment [Line Items]
Proportion of ownership interest in subsidiary				49.00%
Capacity of facility (in megawatts) | MW				136.8
PPA, period				20 years
Tent Mountain
Investment [Line Items]
Proportion of ownership interest in subsidiary	60.00%	50.00%
Capacity of facility (in megawatts) | MW		320
Total purchase consideration transferred		$ 8
Total purchase consideration transferred					$ 2
Contingent consideration payable	$ 17
Energy Impact Partners
Investment [Line Items]
Committed investment			$ 25
Committed investment, period			4 years
Ekona | Class B Preferred Shares
Investment [Line Items]
Investments						$ 2